advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
advance billings and customer deposits
Advance billings	$ 570	$ 551
Deferred customer activation and connection fees	6	7
Customer deposits	26	34
Contract liabilities	602	592	$ 570
Other	167	180
Total	$ 769	$ 772